Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets
Advanced from customers	$ 74,696	$ 125,472
Total deferred tax assets	74,696	125,472
Allowance for deferred tax assets	(74,696)	(125,472)
Deferred tax assets, net
Deferred tax liabilities
Business combinations	397,423	1,819,826
Total deferred tax liabilities	$ 397,423	$ 1,819,826